Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Net income		$ 984	$ 710
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	[1]	(201)	(402)
Unrealized gains on net investment hedges	[2],[3]	26	78
Cash flow hedges
Net derivative gains		0	3
Less: reclassification adjustment for losses included in income		2	3
Net effects of cash flow hedges		2	6
Net change in unrecognized pension and post-retirement benefit obligation	[4]	(1)	74
Other comprehensive income (loss)	[5]	(174)	(244)
Comprehensive income (loss)		810	466
Comprehensive income (loss) attributable to non-controlling interest		1	1
Comprehensive Income (loss) of Emera Incorporated		$ 809	$ 465

[1]	1) Net of tax recovery of $1 million (2019 - nil) for the year ended December 31, 2020.
[2]
2) The Company has designated $1.2 billion United States dollar denominated Hybrid Notes as a hedge of the foreign currency exposure of its net investment in United States dollar denominated operations.

[3]	3) Net of tax expense of $4 million (2019 - $1 million tax expense) for the year ended December 31, 2020.
[4]	4) Net of tax recovery of $1 million (2019 - $9 million expense) for the year ended December 31, 2020.
[5]	5) Net of tax expense of $2 million (2019 - $10 million expense) for the year ended December 31, 2020.